MARKETABLE SECURITIES	6 Months Ended
Jun. 30, 2023
Investments, Debt and Equity Securities [Abstract]
MARKETABLE SECURITIES

NOTE 4:       MARKETABLE SECURITIES

The following is a summary of available-for-sale marketable securities by investment categories and contractual maturities as of June 30,2023:

	June 30, 2023
	Amortized cost	Gross unrealized gain	Gross unrealized loss	Fair value

Matures within one year:
Corporate debentures	$18,312	$3	$(67)	$18,248
Government debentures	12,205		(53)	12,152
	$30,517	$3	$(120)	$30,400
Matures after one year through three years:
Corporate debentures	$15,985	$1	$(165)	$15,821
Government debentures	26,208	-	(339)	25,869
	$42,193	$1	$(504)	$41,690

Total	$72,710	$4	$(624)	$72,090

As of June 30, 2023, the Company had no investments with unrealized loss for more than 12 months.

As of June 30, 2023, no credit loss impairment was recorded regarding the available for sale marketable securities